Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Company's Restricted Assets
The following table details the forms and value of Company’s material restricted assets as at December 31, 2019 and 2018:

	As at December 31, 2019	At December 31, 2018
	($ in millions, except percentages)
Regulatory trusts and deposits:
Affiliated transactions	$754.9	$1,033.9
Third party	2,766.6	2,511.7
Letters of credit / guarantees(1)	635.4	771.1
Other investments — real estate fund	111.4	102.5
Total restricted assets	$4,268.3	$4,419.2

Total as percent of investable assets (2)	54.4%	56.4%
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(1)	As at December 31, 2019, the Company had pledged funds of $635.4 million (December 31, 2018 — $771.1 million) as collateral for the secured letters of credit.

(2)	Investable assets comprise total investments, cash and cash equivalents, accrued interest, receivables for securities sold and payables for securities purchased.